UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2000

Institutional Investment Manager Filing this Report:

Name:	RS Value Group LLC
Address:	388 Market Street, Ste. 200
	San Francisco, CA  94111

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	George Randall Hecht
Title:	CEO
Phone:	(415) 591-2700
Signature, Place, and Date of Signing:

	G. Randall Hecht	San Francisco, CA	March 31, 2000

Report Type:

[X]	13F HOLDINGS REPORT

[  ]	13F NOTICE

[  ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	None

Form 13F Information Table Entry Total:	37

Form 13F Information Table Value Total:	95,254

ISSUER          CLASS      CUSIP     VALUE     SHS   INVEST  VOTG
                                     (X1000)        DISCRET  AUTH
Durban RoodepooSPONS ADR 266597301     34     81,470  Sole   Sole
Inco           Cl VBN Shs453258402   4,918    998,600 Sole   Sole
U.S. Global InvCl A      902952100    650     399,750 Sole   Sole
Abgenix        Com       00339B107   7,873    57,000  Sole   Sole
Action Perf CosCom       004933107    249     18,700  Sole   Sole
AgriBioTech    Com       008494106      2     13,800  Sole   Sole
Altoro Gold CorCom       021909106    149     430,933 Sole   Sole
Catellus Dev   Com       149111106   1,943    140,000 Sole   Sole
Devon Energy CoCom       25179m103    537     11,053  Sole   Sole
Diversinet CorpCom       25536k204    231     12,900  Sole   Sole
EOG Resources ICom       26875p101   2,581    121,800 Sole   Sole
Gymboree       Com       403777105   1,440    349,100 Sole   Sole
Healthgrades.coCom       42222R104    731     300,000 Sole   Sole
Home Security ICom       437333107   1,438    767,100 Sole   Sole
In Home Health Com       453222408   1,183    461,733 Sole   Sole
Interlinq SoftwCom       458753100   1,351    251,400 Sole   Sole
Intervisual BooCl A Votg 460918105    177     83,283  Sole   Sole
Juno Lightning Com       482047206    961     101,180 Sole   Sole
MPSI Systems   Com       553412206    571     228,338 Sole   Sole
Medical ManagerCom       58461U103    400     11,400  Sole   Sole
Metromedia IntlCom       591695101   2,169    385,550 Sole   Sole
New Era of NetwCom       644312100   2,842    72,400  Sole   Sole
Opta Food      Com       68381n105    969     382,700 Sole   Sole
PYR Energy     Com       693677106    819     251,900 Sole   Sole
Pediatrix MedicCom       705324101     91     12,600  Sole   Sole
Quokka Sports  Com       749077103   2,391    225,000 Sole   Sole
Sapient        Com       803062108   1,141    13,600  Sole   Sole
Sentex Sensing Com       817268105    188     1,058,73Sole   Sole
Sirius SatellitCom       82966u103   38,330   672,450 Sole   Sole
Sonus Corp.    Com       835691106   4,708    1,107,80Sole   Sole
Streamline.com Com       863239109   2,386    415,025 Sole   Sole
Tetra Tech     Com       88162g103   4,750    200,000 Sole   Sole
Ventana MedicalCom       92276h106    250     5,800   Sole   Sole
Wind River SystCom       973149107   2,447    67,500  Sole   Sole
Worldport Comm Com       98155j105   2,279    792,700 Sole   Sole
China Yuchai   Ord       G21082105    433     346,100 Sole   Sole
Fresh Del MonteOrd       g36738105   1,645    193,500 Sole   Sole